SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	302,478
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,896,949
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 40	$ 44	$ 34
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(16)	(18)	(13)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	24	26	21
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share	$ 0.10	$ 0.11	$ 0.09
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share	$ 0.10	$ 0.11	$ 0.08
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	4	4	3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,630,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 47.85
Exercised Stock Options	(1,876,303)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 41.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	45	23	22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(53,550)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 58.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,701,118	4,630,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 51.86	$ 47.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,696,259
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 51.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	2,174,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 52.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	41
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	78
San Diego Gas and Electric Company and Subsidiary [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	9
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	3	3	2
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	7	9	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 1	$ 1	$ 1